Segment information and revenue analysis (Details ) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Total revenues	$ 1,864,869	$ 3,443,594
Continuing Operations [Member]
Total revenues	1,864,869	3,443,594
Business Integration Services [Member] | Continuing Operations [Member]
Total revenues
Digital Advertising And Marketing Campaign Services [Member] | Continuing Operations [Member]
Total revenues	$ 1,864,869	$ 3,443,594